CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical)(Related Party KRW) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Online games-royalties and license fees related party revenue	8,034,000	12,455,000	24,125,000
Mobile games and applications (including related party revenue of W3,296, W4,992 and W3,214, respectively)	3,214,000	4,992,000	3,296,000
Character merchandising, animation and other revenue (including related party revenue of W2,621, W1,104 and W193, respectively)	193,000	1,104,000	2,621,000
Cost of revenue	315,000	119,000	2,072,000
Selling, general and administrative expenses	7,000	123,000	605,000
Research and development	277,000	959,000	108,000